Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Proprietary software products and related services	$ 414,173	$ 370,027	$ 341,350
Software services	1,286,942	1,122,961	1,013,789
Total revenues	1,701,115	1,492,988	1,355,139
Cost of revenues:
Proprietary software products and related services	225,438	207,859	201,302
Other software products and related services	1,089,628	951,817	857,014
Total cost of revenues	1,315,066	1,159,676	1,058,316
Gross profit	386,049	333,312	296,823
Research and development expenses, net	46,690	41,223	39,853
Selling, marketing, general and administrative expenses	200,870	182,472	184,164
Operating income	138,489	109,617	72,806
Financial expenses	22,443	15,852	29,870
Financial income	3,791	7,562	8,751
Pre-tax income before share of profits of companies accounted for at equity, net	119,837	101,327	51,687
Taxes on income	27,201	24,301	13,371
Share of profits of companies accounted for at equity, net	1,787	369	1,124
Net income	94,423	77,395	39,440
Attributable to:
Equity holders of the Company	38,820	32,365	10,352
Non-controlling interests	55,603	45,030	29,088
Net income	$ 94,423	$ 77,395	$ 39,440
Net earnings per share attributable to equity holders of The Company
Basic earnings per share	$ 2.56	$ 2.2	$ 0.72
Diluted earnings per share	$ 2.44	$ 2.14	$ 0.68